DUPREE MUTUAL FUNDS

June 30, 2002
ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

To the Shareholders of
Dupree Mutual Funds

ALABAMA TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
MISSISSIPPI TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2001-June 30, 2002

Investment Performance:

The Alabama Tax-Free Income Series began the period at a price of $10.99 per share and closed on June 30th at a price of $11.22 with total net assets of $2,404,036. The average effective maturity of this issue is 9.44 years.

The Kentucky Tax-Free Income Series began the period at a price of $7.41 per share with net assets of $467,235,702. On June 30th its price per share was $7.48 and total net assets were $535,356,421. There was no capital gains distribution accrued during the period.

The Kentucky Tax-Free Short-to-Medium Series began the period at $5.22 per share with total net assets of $55,554,647. On June 30th the price per share was $5.30 and total net assets were $80,082,205. There was no capital gains distribution accrued during the period.

The Mississippi Tax-Free Income Series began the period at a price of $10.83 per share and closed on June 30th at a price of $11.00 with total net assets of $1,828,589. The average effective maturity of this issue is 8.67 years.

The North Carolina Tax-Free Income Series began the period at a price of $10.63 and assets of $25,945,400. On June 30th the price was $10.68 with total net assets of $32,584,597.

The North Carolina Tax-Free Short-to-Medium Series began the period at a price of $10.25 and assets of $4,874,918. On June 30th the price was $10.47 with total net assets of $9,259,769. There was no capital gains distribution accrued during the period.

The Tennessee Tax-Free Income Series began the period at $10.72 with total assets of $45,034,953. On June 30th the price per share was $10.82 and total net assets were $48,527,218.

The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.35 per share with total net assets of $7,216,251. On June 30th the price per share was $10.50 with total net assets of $11,365,757.

The Intermediate Government Bond Series began the period at $9.83 per share and ended the year at $10.07. Total net assets at the beginning of the period were $11,056,717 and at the end of the period were $13,411,645.

The Outlook:

In the first half of this year the Federal Reserve cut the Fed Fund rate six more times bringing it down to 1.75%, its lowest level in years. This was done in response to a stock market which continued to decline, and precipitously so after the September 11th attack. Though the stock market began a small recovery by early 2002, it was showing signs of weakness again on June 30th. There are now some concerns that the economy will follow the stock market.

The long term Treasury bond is currently about 5.52%, almost unchanged from last year’s level of about 5.55%. The Fed’s rate cuts have had little effect on longer Government maturities. It should be noted, however, that for the first time in awhile, the bond market seems to be moving up when the stock market moves down in an apparently direct relationship.

The municipal bond market has risen only slightly over the twelve months, rising somewhat more in the shorter maturities in response to Fed short-term rate declines. Stocks are beginning to be regarded with some doubts and, indeed, the entire global economic outlook continues to be a little frightening.

As always, the loyalty of our shareholders has had much to do with our growth during this period. Thank you! If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741.

Yours truly,
Thomas P. Dupree, Sr.
President
President

PERFORMANCE COMPARISON

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
65.56% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa	$15,000	$15,406
Alabama Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*	10,000	10,729
Alabama State Docks Department Docks Facilities Revenue	5.500	10/1/2022	Aaa/AAA*	35,000	36,002
AL State University Revenue General Tuition & Fee— Series A	5.000	1/1/2019	Aaa/AAA*	50,000	50,284
Alabama Water Pollution Control Authority	5.500	8/15/2016	Aaa/AAA*	10,000	10,327
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*	50,000	49,831
Birmingham AL Airport Authority Airport Revenue	5.250	7/1/2020	Aaa/AAA*	10,000	10,114
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	99,177
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	7/1/2020	Aaa/AAA*	20,000	20,872
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*	125,000	134,040
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*	10,000	10,625
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*	20,000	20,978
DCH Health Care Authority AL Health Care Facility Revenue	5.500	6/1/2013	Aaa/AAA*	10,000	10,264
DCH Health Care Authority AL Health Care Facilities Revenue	5.250	6/1/2017	Aaa/AAA*	20,000	20,453
East AL Health Care Authority Facilities Revenue	5.250	9/1/2023	Aaa/AAA*	50,000	50,461
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	26,313
Fort Payne Warrents	5.500	5/1/2016	Aaa/AAA*	10,000	10,561
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*	35,000	35,191
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	27,278
Houston County AL Health Care—SE Alabama Medical Center	5.750	10/1/2022	Aaa/AAA*	20,000	20,577
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*	40,000	38,688
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*	50,000	51,053
Huntsville AL Public Educational Building—A&M	5.600	6/1/2014	A*	20,000	21,303
Huntsville AL Public Educational Building	6.050	6/1/2020	A*	100,000	105,890
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*	30,000	30,655
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*	50,000	50,617
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	Aaa/AAA*	10,000	10,562
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2021	Aaa/AAA*	30,000	29,819
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*	30,000	30,669
Lee County AL Warrants	5.500	2/1/2021	Aaa/AAA*	15,000	15,450
Limestone County AL Water Authority Water Revenue	5.250	12/1/2020	Aaa/AAA*	45,000	45,773
Linden AL Warrants	5.250	6/1/2023	AA*	25,000	25,211
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*	50,000	50,314
Northeast AL Water Sewer & Fire Protection District Water	5.700	5/1/2023	Aaa/AAA*	20,000	20,408
Nortwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa	35,000	37,347
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/1/2021	A*	115,000	121,090
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*	10,000	10,730
St Clair County AL Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*	10,000	10,633
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa	10,000	10,483
Sylacauga AL Warrants	5.500	6/1/2025	Aaa	25,000	25,672
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	72,060
University of Alabama Revenue—Birmingham	6.000	10/1/2020	Aaa/AAA*	25,000	27,041
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*	10,000	10,710
University AL University Revenue Hospital-Series A	5.400	9/1/2013	Aaa/AAA*	50,000	54,143

					1,575,804
GENERAL OBLIGATION BONDS
18.22% of Net Assets
AL State—Series A	5.000	6/1/2019	Aa3/AA*	30,000	30,038
Alabama State Series B	5.000	6/1/2021	Aa3/AA*	30,000	29,926
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	Aa1/A*	50,000	50,753
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	Aa1/A*	15,000	15,665
Birmingham AL Referral Warrants—Series A	5.250	5/1/2018	Aa3/AA*	300,000	311,628

					438,010
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.04% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	9/1/2019	Aa3	120,000	121,225

					121,225
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.86% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrant	5.750	2/15/2019	BBB+*	25,000	25,461
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	3/1/2018	Aa3	50,000	49,782

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Montgomery AL Baptist Medical Center Special Care	5.375	9/1/2022	Aaa/AAA*	$30,000	$30,560
Oneonta Eastern Health System Special	7.750	7/1/2021	A3/BBB+*	10,000	11,115

					116,918
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS 4.60% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/1/2011	BBB*	75,000	83,011
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/1/2020	BBB*	25,000	27,479

					110,490
PREREFUNDED BONDS 1.65% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	9/1/2025	Aaa/AAA*	25,000	28,193
Montevallo AL American	6.000	6/1/2013	NR	10,000	11,432

					39,625
STATE AND LOCAL MORTGAGE REVENUE BONDS 1.30% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	4/1/2016	Aaa	30,000	31,315

					31,315
MUNICIPAL UTILITY REVENUE BONDS 1.28% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants—Series A	5.125	1/1/2017	Aa3/AA-*	20,000	20,545
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	6/1/2015	NR	10,000	10,270

					30,815
PUBLIC FACILITIES REVENUE BONDS .90% of Net Assets
Hoover AL Warrants—Series A	5.650	1/1/2014	Aa3/AA-*	10,000	10,945
Rockford AL Public Building Authority Building Revenue	5.750	9/1/2015	NR	10,000	10,712

					21,657
LEASE REVENUE BONDS .84% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	2/15/2021	Aa2	20,000	20,302

					20,302

Total Investments (cost $2,429,739)(a)—104.25% of Net Assets					$2,506,161

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$77,527
Unrealized depreciation	(1,105)

Net unrealized appreciation	$76,422

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $2,429,739)		$2,506,161
Cash		600
Interest receivable		29,459
Receivable from Advisor		951
Prepaid expenses		1,007

Total assets		2,538,178
LIABILITIES:
Payable for:
Investments purchased	$100,398
Distributions	28,116
Fund shares redeemed	2,543
Transfer agent	3,085

Total liabilities		134,142

NET ASSETS:
Capital		2,331,624
Net accumulated realized loss on investment transactions		(4,010)
Net unrealized appreciation in value of investments		76,422

Net assets at value		$2,404,036

NET ASSET VALUE, offering price and redemption price per share ($2,404,036-:-214,236 shares outstanding)		$11.22

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$108,437

Expenses:
Management fee	10,284
Transfer agent	3,085
Professional fees	1,932
Trustee fees	175
Other expenses	1,099

Total expenses	16,575
Expenses reimbursed by Investment Advisor	(10,825)

Net investment income	102,687

Realized and unrealized gain/(loss) on investments:
Net realized loss	(2,757)
Net increase in unrealized appreciation	39,373

Net realized and unrealized gain on investments	36,616

Net increase in net assets resulting from operations	$139,303

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$102,687	$35,210
Net realized loss on investments	(2,757)	(1,253)
Net increase in unrealized appreciation	39,373	30,988

Net increase in net assets resulting from operations	139,303	64,945
Distributions to shareholders from net investment income	(102,687)	(35,210)
Net fund share transactions	1,070,536	1,045,285

Total increase	1,107,152	1,075,020
Net assets:
Beginning of year	1,296,884	221,864

End of year	$2,404,036	$1,296,884

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,		The period 1/1/2000 to 6/30/00 (a)
	2002	2001
Net asset value, beginning of year	$10.99	$10.31	$10.00

Income from investment operations:
Net investment income	0.56	0.56	0.26
Net gains on securities, both realized and unrealized	0.23	0.68	0.31

Total from investment operations	0.79	1.24	0.57
Less distributions:
Distributions from net investment income	(0.56)	(0.56)	(0.26)

Net asset value, end of year	$11.22	$10.99	$10.31

Total return	7.32%	12.33%	5.79	%(c)
Net assets, end of year (in thousands)	$2,404	$1,297	$222
Ratio of expenses to average net assets	0.28%	0.21%	0.50	%(b)
Before expense reimbursement	0.81%	1.01%	3.26	%(b)
Ratio of net investment income to average net assets	4.47%	4.47%	2.46	%(b)
After expenses reimbursement	4.99%	5.27%	5.23	%(b)
Portfolio turnover	18.15%	15.28%	0.00%

(a)	Commencement of operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS 40.94% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA*	$1,290,000	$1,315,710
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*	1,510,000	1,533,239
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/A2*	1,805,000	1,849,150
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2018	Aaa/A2*	1,900,000	1,930,799
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,103,549
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	4/1/2014	Aaa/AAA*	1,000,000	1,052,360
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2007	Aaa/AAA*	1,000,000	1,073,260
Danville KY Multi-City Lease Revenue-Shelbyville	6.550	7/1/2006	Aaa/AAA*	495,000	505,053
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*	2,285,000	2,335,704
Greater KY Housing Assistance Corporation	5.350	7/1/2022	Aaa/AAA*	920,000	920,000
Greater KY Housing-Tug Fork Apartments	5.600	1/1/2007	Aaa/AAA*	195,000	195,027
Greater KY Housing-Tug Fork Apartments	6.350	1/1/2022	Aaa/AAA*	2,105,000	2,105,442
Greater KY Housing Assistance Corporation-Brownsville Manor	6.050	7/1/2022	Aaa/AAA*	1,435,000	1,435,144
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*	3,615,000	3,633,943
Greater Ky Housing Assistance Corporation-Northside Apts	6.200		AAA*	8,735,000	8,785,226
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,272,415
Hopkins County KY Hospital Revenue-Trover Clinic Foundation	6.625	11/15/2011	Aaa/AAA*	2,000,000	2,052,000
Jefferson County KY Health Facilities-Jewish Hospital	6.500	5/1/2015	Aaa/AAA*	6,380,000	6,582,055
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,629,952
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,716,846
Jefferson County KY Health Facilities University Medical Center	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,030,502
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*	1,000,000	1,029,090
Jefferson County KY School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*	1,000,000	1,028,170
Jefferson County KY School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*	2,000,000	2,041,020
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*	2,940,000	3,070,712
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*	1,500,000	1,554,705
Jefferson County KY Capital Projects Corporation Revenue	5.600	4/1/2014	Aaa/AAA*	1,000,000	1,060,920
Jefferson County KY Hospital Revenue	6.436	10/1/2014	Aaa/AAA*	1,500,000	1,539,735
Kentucky Economic Development Finance Authority-Ashland Hospital	6.125	2/1/2012	Aaa/AAA*	4,000,000	4,168,200
Kentucky Development Finance Authority-St Claire Medical	5.875	9/1/2013	Aaa	2,000,000	2,125,620
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,594,225
Kentucky Development Finance Authority-St Elizabeth Hospital	5.900	12/1/2015	Aaa/AAA*	2,500,000	2,638,475
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	6,863,480
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A/A*	1,000,000	1,035,800
Kentucky Development Authority-South Central Nursing	6.000	7/1/2011	Aaa/AAA*	3,370,000	3,864,952
Kentucky Development Finance Authority-Baptist Hospital	5.000	8/15/2015	Aaa/AAA*	3,250,000	3,289,358
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,323,679
Kentucky Housing Corporation	5.950	7/1/2017	Aaa/AAA*	1,500,000	1,566,480
Kentucky Housing Corporation	5.400	7/1/2014	Aaa/AAA*	4,700,000	4,793,060
Kentucky Housing Corporation	5.800	1/1/2019	Aaa/AAA*	6,755,000	6,875,847
Kentucky Housing Corporation	6.500	7/1/2017	Aaa/AAA*	3,935,000	4,133,914
Kentucky Housing Corporation	5.700	7/1/2017	Aaa/AAA*	500,000	515,215
Kentucky Housing Corporation	6.400	1/1/2017	Aaa/AAA*	8,360,000	8,831,170
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	1,000,000	1,035,930
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*	8,000,000	8,428,400
Kentucky State Property & Building Commission Project #72	5.375	10/1/2016	Aaa/AAA*	5,000,000	5,296,800
Kentucky State Property & Building Commission Project #72	5.000	10/1/2020	Aaa/AAA*	11,305,000	11,362,315
Kentucky State Property & Building Commission Project #74	5.000	2/1/2020	Aaa/AAA*	4,000,000	4,021,000
Kentucky State Property & Building Commission Project #74	5.000	2/1/2022	Aaa/AAA*	3,000,000	2,981,340
Kentucky State Property & Building Commission Project #74	5.000	2/1/2019	Aaa/AAA*	3,000,000	3,036,360
Kentucky State Property & Building Commission Project #73	5.500	11/1/2017	Aaa/AAA*	1,000,000	1,075,040
Kentucky State Property & Building Commission Project #73	5.000	11/1/2019	Aaa/AAA*	1,360,000	1,371,941
Kentucky State Property & Building Commission Project #73	5.000	11/1/2020	Aaa/AAA*	3,255,000	3,273,065
KY State Turnpike Authority Economic Development Road Revenue	5.150	7/1/2019	Aaa/AAA*	1,000,000	1,022,410
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	Aaa/AAA*	1,770,000	1,845,473
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,882,594
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,181,692
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,452,988
Louisville & Jefferson County KY Metropolitan Sewer District	5.300	5/15/2019	Aaa/AAA*	6,500,000	6,584,370
Louisville & Jefferson County KY Metropolitan Sewer District	5.500	5/15/2021	Aaa/AAA*	1,000,000	1,018,020

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	5/15/2019	Aaa/AAA*	$2,500,000	$2,524,175
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*	2,655,000	2,807,795
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*	1,000,000	1,016,430
Madison County KY School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*	695,000	688,627
McCracken County KY School District Finance Corporation	4.650	7/1/2019	Aaa/AAA*	1,655,000	1,620,692
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA*	1,725,000	1,677,994
McCracken County KY School District Finance Corportion	5.000	7/1/2022	Aaa/AAA*	4,000,000	3,984,960
McCreary County Courthouse & Public Square Corporation Reveue	5.400	9/1/2020	AAA*	1,550,000	1,613,256
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/A2*	3,080,000	3,086,838
Northern KY Water District Revenue Series A	5.000	2/1/2021	Aaa/AAA*	2,635,000	2,622,247
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	260,000	278,067
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,217,668
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa	4,165,000	4,247,051
University of Kentucky Consolidated Educational Buildings	5.750	5/1/2015	Aaa/AAA*	1,850,000	1,969,103
University of Kentucky Consolidated Education	5.000	5/1/2015	Aaa/AAA*	1,305,000	1,347,634
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*	1,500,000	1,537,740
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	Aaa/AAA*	1,000,000	1,019,240
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*	1,000,000	1,012,750

					219,143,208
LEASE REVENUE BONDS 17.58% of Net Assets
Boone County KY School District Finance Corporation	6.000	2/1/2018	Aa3	1,000,000	1,032,270
Boone County KY School District Finance Corporation	5.700	5/1/2018	Aa3	2,500,000	2,597,900
Boone County KY School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	1,950,191
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,277,760
Boone County KY School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,049,651
Boone County KY School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	2,970,300
Bullitt County KY School District Finance Corporation	6.000	8/1/2014	Aa3	1,100,000	1,176,109
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	995,130
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,126,831
Christian County KY Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,174,427
Covington KY Independent School District Finance Corporation	5.250	6/2/2019	Aa3	1,225,000	1,258,320
Estill County KY School District Finance Corporation	5.875	8/1/2016	A	1,780,000	1,913,286
Fayette County KY School District Financial Corporation	5.375	1/1/2017	AA3/AA-*	1,300,000	1,359,826
Floyd County KY School District Finance Corporation	6.000	6/1/2014	Aa3	1,000,000	1,065,790
Green County KY School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,080,986
Greenup County KY School District Finance Corporation	6.100	9/1/2014	Aa3	1,105,000	1,182,670
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,109,368
Harlan KY Independent School District Finance Corporation	6.000	5/1/2015	Aa3	275,000	295,691
Hopkins County KY School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,215,914
Jessamine County KY School District Finance Corporation	5.375	1/1/2017	Aa3/A+*	1,500,000	1,571,310
Junction City KY College Revenue-Center College Project	5.875	4/1/2017	A2	1,000,000	1,073,070
Kenton County KY School District Finance Corporation	5.375	3/1/2017	A+*	4,300,000	4,519,128
KY Area Development Districts Financing Trailer Lease Program	6.150	12/1/2022	AA*	1,020,000	1,111,555
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,621,530
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,104,849
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,625,280
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	740,338
Kentucky Area Development Districts Financing Lease	5.400	12/1/2021	AA*	1,095,000	1,136,720
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/AA-*	1,000,000	1,004,960
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	A	400,000	407,188
Kentucky Infrastructure Authority	5.750	8/1/2013	Aa3/A*	900,000	932,292
Kentucky Infrastructure Authority	5.750	8/1/2018	Aa3/A*	1,500,000	1,554,300
Kentucky Infrastructure Authority	6.375	8/1/2014	Aa3/A*	700,000	763,679
Kentucky Infrastructure Authority	5.375	2/1/2018	Aa3/A*	2,000,000	2,030,040
Kentucky Infrasturcture Authority	5.000	6/1/2017	Aa3/A*	1,035,000	1,053,247
Kentucky State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AA-*	3,475,000	3,596,660
Kentucky State Property & Buildings Commission Revenue #68	5.000	10/1/2019	Aa3/AA-*	5,500,000	5,530,580
Kentucky State Property & Buildings Commission Revenue #73	5.500	11/1/2013	Aa3/AA-*	1,500,000	1,648,080
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,062,520
Laurel County KY School District School Building Revenue	5.750	6/1/2020	Aa3	1,250,000	1,330,950
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,128,094

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Ratings#	Par Value	Market Value
McLean County KY School District Finance Corporation	6.000	6/1/2014	Aa3	$1,405,000	$1,491,731
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,087,325
Pendleton County KY Multi-County Lease Revenue	6.500	3/1/2019	A*	16,000,000	16,506,559
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,167,052
Pike County KY School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,912,512
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,011,010
Powell County KY School District Finance Corporation	5.900	8/1/2016	Aa3	1,185,000	1,269,704
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	AA*	1,035,000	1,053,402
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,238,413

					94,116,498
HOSPITAL AND HEALTHCARE REVENUE BONDS 8.69% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	291,708
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,180,650
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	3,040,593
Crittenden County Heathcare Facilities	6.300	1/1/2016	NR	2,095,000	2,186,845
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,306,056
Kentucky Development Financial Authority Catholic Health	5.500	9/1/2014	Aa3/AA-	1,375,000	1,456,111
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aa3	1,000,000	1,094,500
Kentucky Development Financial Authority Catholic Health	5.750	12/1/2015	Aa3/AA-*	2,000,000	2,102,420
Kentucky Development Finance Authority Hospital-Appalachian Regional	5.850	10/1/2017	BB	1,000,000	842,580
Kentucky Development Finance Authority Hospital-Appalachian Regional	5.875	10/1/2022	BB	1,000,000	797,730
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	Aa2/AA*	6,950,000	6,752,620
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa3/AA-*	2,000,000	1,964,280
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/1/2010	A-*	7,000,000	7,314,860
Kentucky Economic Development Finance Authority-Norton Health	6.250	10/1/2012	A-*	6,500,000	6,815,640
Kentucky Economic Development Finance Authority—Catholic Health	5.125	10/1/2021	A1/AA-*	1,000,000	999,310
Madison County Ky Industrial Building Revenue—McCready Manor	5.500	6/1/2020	AA*	1,785,000	1,861,612
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,531,304

					46,538,819
PUBLIC FACILITIES REVENUE BONDS 8.33% of Net Assets
Boone County KY Public Property Corporation—Judicial Facilities	5.125	9/1/2022	Aa3	1,750,000	1,760,115
Calloway County KY Public Property Corporation-Courthouse	5.625	3/1/2018	A	1,000,000	1,053,570
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	545,000	565,759
Danville KY Multi-City Lease Revenue Paducah Public Propert	7.200	6/1/2011	NR	500,000	518,765
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A	1,060,000	1,090,804
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A	1,305,000	1,381,095
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A	1,380,000	1,457,611
Kentucky League of Cities-Middlesboro Series	6.200	8/1/2017	A-*	555,000	588,761
Kentucky State Property & Building Commission Project #63	5.100	11/1/2018	Aa3/AA-*	2,000,000	2,044,060
Kentucky State Property & Building Commission Project #67	5.125	9/1/2018	Aa3/AA-*	1,000,000	1,027,130
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	3/1/2008	Aa	1,500,000	1,567,335
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	3/1/2013	Aa	17,860,000	18,673,700
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	3/1/2018	Aa	9,500,000	9,936,050
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A*	1,060,000	1,098,510
Union County KY Public Property Corporation	6.125	9/1/2015	NR	700,000	730,975
Woodford County KY Public Property Corporation Revenue	5.600	11/1/2017	A2	1,065,000	1,102,488

					44,596,728
ESCROWED TO MATURITY BONDS 7.93% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	2,170,000	2,662,829
Jefferson County KY Health Facilities Services—Alliant Health	5.125	10/1/2018	Aaa/AAA*	33,000,000	34,674,750
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/1/2017	Aaa/AAA*	4,980,000	5,136,322

					42,473,901
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS 5.14% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	8/1/2009	Baa2	8,835,000	9,026,807
Campbellsville KY Industrial Revenue-Campbellsville College	6.950	3/1/2015	NR	1,150,000	1,208,386
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	2,005,498
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	7/1/2012	Aa3/AA*	3,500,000	3,670,695
Jefferson County KY Pollution Control-Louisville Gas	5.625	8/15/2019	Aa2/AA*	9,150,000	9,231,435

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kentucky League of Cities-Ashland Series	6.250	8/1/2017	A-	$1,550,000	$1,652,300
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	535,000	553,741
Middlesboro KY Industrial Building Revenue-Fern Lake Project	6.200	12/1/2002	NR	150,000	154,500

					27,503,362
PREREFUNDED BONDS
3.43% of Net Assets
Boone County KY Public Property	6.250	12/15/2012	A1	960,000	1,000,522
Campbell County KY Public Property	6.250	12/1/2015	A	810,000	842,675
Danville KY Multi-City Lease Revenue-Shelbyville	6.700	7/1/2011	Aaa/AAA*	2,500,000	2,550,950
Daviess County KY Hospital Revenue	6.250	8/1/2012	Aaa/AAA*	3,000,000	3,073,080
Daviess County Ky Hospital Revenue	6.250	8/1/2022	Aaa/AAA*	1,000,000	1,024,360
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	4/1/2010	NR	2,000,000	2,234,980
Jefferson County KY Hospital Revenue	6.436	10/1/2014	Aaa/AAA*	2,500,000	2,635,650
Jessamine County KY School District Finance Corporation	6.125	6/1/2015	Aaa/AAA*	1,000,000	1,095,940
Kentucky State Property & Buildings Commission Project #54	6.000	9/1/2012	Aaa/AAA*	1,210,000	1,244,062
Letcher County KY School District Finance Corporation	6.700	10/1/2014	Aa3	1,490,000	1,670,543
Richmond KY Public Recreation Corporation Revenue	6.750	8/1/2013	NR	575,000	594,958
Shelbyville KY Public Property Recreational Corporation	6.900	10/1/2012	NR	400,000	413,580

					18,381,300
GENERAL OBLIGATION BONDS
1.88% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3/nr	1,000,000	1,040,670
Hardin County KY General Obligation	5.125	6/1/2019	A2	2,255,000	2,270,154
Jefferson County Ky Improvement	6.000	4/1/2020	Aa2/AA	1,985,000	2,124,466
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/AA-	2,750,000	2,827,522
Louisville KY General Obligation	5.000	11/1/2019	Aa3/AA-	1,775,000	1,796,424

					10,059,236
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.62% of Net Assets
Georgetown College Project Series A	6.000	11/15/2016	A	1,000,000	1,080,750
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,308,120
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,008,780
University of Louisville Health & Education	6.000	11/1/2013	A1	1,180,000	1,254,682

					8,652,332
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.09% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,833,353
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	A+	1,240,000	1,334,649
Kentucky State Property & Building Community Revenue Project #67	5.125	9/1/2016	Aa3/AA-*	1,000,000	1,035,370
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	7/1/2024	Aa2	655,000	635,612

					5,838,984
MUNICIPAL UTILITY REVENUE BONDS
1.07% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-*	575,000	594,418
Danville KY Multi-City Lease Revenue-Ashland Utilities	6.750	4/1/2012	BBB+*	915,000	938,644
Franklin KY Water & Sewer Revenue Refunding	6.200	12/1/2011	A3	1,000,000	1,032,480
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA*	1,140,000	1,183,320
Logan/Todd Regional Water	5.500	8/1/2003	NR	2,000,000	2,006,099

					5,754,961

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
.95% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	9/1/2009	A	$1,400,000	$1,503,587
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A	1,095,000	1,161,937
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,286,246
Shelbyville KY Certificate of Participation	5.450	10/1/2017	NR	1,130,000	1,132,124

					5,083,894

Total Investments (cost $511,937,044)(a)—98.65% of Net Assets					$528,143,223

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,843,709
Unrealized depreciation	(637,530)

Net unrealized appreciation	$16,206,179

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $511,937,044)		$528,143,223
Cash		2,513,584
Receivable from investments sold		12,316,000
Interest receivable		9,066,262

Total assets		552,039,069
LIABILITIES:
Payable for:
Investments purchased	$10,076,564
Distributions	6,210,197
Fund shares redeemed	23,983
Management fee	185,546
Transfer agent	53,075
Other fees	133,283

Total liabilities		16,682,648

NET ASSETS:
Capital		522,323,749
Net accumulated realized loss on investment transactions		(3,173,507)
Net unrealized appreciation in value of investments		16,206,179

Net assets at value		$535,356,421

NET ASSET VALUE offering price and redemption price per share ($535,356,421-:-71,604,738 shares outstanding)		$7.48

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$27,358,782

Expenses:
Management fee	2,140,550
Transfer agent	610,665
Professional fees	74,299
Trustee fees	44,462
Other expenses	125,147

Total expenses	2,995,123

Net investment income	24,363,659

Realized and unrealized gain on investments:
Net realized gain	722
Net increase in unrealized appreciation	4,051,486

Net realized and unrealized gain on investments	4,052,208

Net increase in net assets resulting from operations	$28,415,867

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$24,363,659	$22,515,431
Net realized gain/(loss) on investments	722	(102,207)
Net increase in unrealized appreciation	4,051,486	11,607,543

Net increase in net assets resulting from operations	28,415,867	34,020,767
Distributions to shareholders from net investment income	(24,363,659)	(22,515,431)
Net fund share transactions	64,068,511	38,772,921

Total increase	68,120,719	50,278,257
Net assets:
Beginning of year	467,235,702	416,957,445

End of year	$535,356,421	$467,235,702

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$7.41	$7.22	$7.47	$7.65	$7.47

Income from investment operations:
Net investment income	0.36	0.37	0.38	0.37	0.39
Net gains/(losses) on securities, both realized and unrealized	0.07	0.19	(0.25)	(0.18)	0.18

Total from investment operations	0.43	0.56	0.13	0.19	0.57
Less distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.38)	(0.37)	(0.39)

Net asset value, end of year	$7.48	$7.41	$7.22	$7.47	$7.65

Total return	5.93%	7.94%	1.78%	2.52%	7.77%
Net assets, end of year (in thousands)	$535,356	$467,236	$416,957	$422,996	$373,153
Ratio of expenses to average net assets	0.59%	0.60%	0.61%	0.61%	0.62%
Ratio of net investment income to average net assets	4.84%	5.05%	5.17%	4.88%	5.14%
Portfolio turnover	9.99%	9.06%	15.74%	10.69%	11.80%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
48.13% of Net Assets
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA*	$505,000	$515,191
Carrolton & Henderson KY Public Building Authority Gas Revenue	4.500	1/1/2003	Aaa/AAA*	620,000	628,271
Carrolton & Henderson KY Public Building Authority Gas Revenue	5.000	1/1/2006	Aaa/AAA*	1,000,000	1,069,560
Carrolton & Henderson KY Public Building Authority Gas Revenue	5.000	1/1/2009	Aaa/AAA*	3,650,000	3,909,114
Carrolton & Henderson KY Public Building Authority Gas Revenue	4.200	1/1/2006	Aaa/AAA*	750,000	782,303
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA*	500,000	516,440
Greater KY Housing Assistance Corporation Mortgage Revenue	6.250	1/1/2005	Aaa/AAA*	165,000	165,036
Jefferson County KY Health Facility University Medical Center	5.000	7/1/2008	Aaa/AAA*	300,000	321,312
Jefferson County KY Capital Project Corporation Lease Revenue	5.500	4/1/2005	Aaa/AAA*	365,000	392,276
KY Economic Development Finance Authority Baptist Health System	4.750	8/15/2005	Aaa/AAA*	4,000,000	4,213,638
Kentucky Economic Development Finance Authority Ashland Hospital	5.000	2/1/2005	Aaa/AAA*	500,000	527,940
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/1/2007	A/A*	1,000,000	1,066,530
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/1/2010	A*	1,000,000	1,075,150
KY Housing Corporation Housing Revenue	4.850	7/1/2004	Aaa/AAA*	1,700,000	1,759,840
KY Housing Corporation Housing Revenue	5.150	7/1/2007	Aaa/AAA*	3,225,000	3,362,417
KY Housing Corporation Housing Revenue	5.300	1/1/2004	Aaa/AAA*	2,250,000	2,318,018
Kentucky State Property & Building Commission Project #69	5.500	8/1/2008	Aaa/AAA*	1,140,000	1,258,150
Kentucky State Property & Building Commission Project #69	5.000	8/1/2009	Aaa/AAA*	1,620,000	1,749,195
Kentucky State Property & Building Community Project #65	5.750	2/1/2009	Aaa/AAA*	750,000	838,710
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA*	3,000,000	3,314,040
Louisville & Jefferson County Metropolitan Sewer District Revenue	5.000	5/15/2006	Aaa/AAA*	2,505,000	2,600,716
Louisville & Jefferson County Airport Authority System Revenue	5.600	7/1/2013	Aaa/AAA*	2,000,000	2,072,160
Northern KY University Certificate of Participation Housing Facilities	4.500	12/1/2004	Aaa/AAA*	1,000,000	1,055,710
Northern KY University Certificates of Participation Student Housing	5.000	12/1/2007	Aaa/AAA*	1,190,000	1,296,493
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa	1,025,000	1,063,704
University Of Kentucky Consolidated Education Building	4.600	5/1/2011	Aaa/AAA*	650,000	666,692

					38,538,606
LEASE REVENUE BONDS
14.66% of Net Assets
Kenton County KY School District Finance Corporation	5.200	3/1/2005	Aa3/AA*	500,000	532,295
KY Area Development District Financing City of Ewing	5.100	6/1/2010	AA*	1,300,000	1,395,290
KY Infrastructure Authority Series A	5.000	6/1/2010	Aa3/AA-*	2,000,000	2,140,240
KY Infrastructure Authority Revolving Fund Program Series L	5.000	6/1/2006	A2/A*	415,000	445,664
KY Interlocal School Transportation Equipment Lease	4.800	3/1/2003	Aa3	500,000	510,515
KY Interlocal School Transportation Equipment Lease	4.900	3/1/2004	Aa3	500,000	522,570
Kentucky State Property & Building Commission Revenue Project #71	5.500	8/1/2008	Aa3/AA*	450,000	497,673
Kentucky State Property & Building Commission Revenue Project #59	5.600	11/1/2007	Aa3/AA*	1,550,000	1,726,809
Kentucky State Property & Building Commission Revenue Project #60	5.500	10/1/2008	Aa3/AA-*	500,000	554,255
Kentucky State Property & Building Commission Revenue Project #73	3.700	11/1/2008	Aa3/AA-*	1,000,000	1,010,680
Kentucky State Property & Building Commission Revenue Project #73	5.250	11/1/2009	Aa3/AA-*	540,000	592,623
Kentucky State Property & Building Commission Revenue Project #55	4.700	9/1/2004	Aa3/AA-*	1,730,000	1,813,144

					11,741,758
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.45% of Net Assets
Christian County KY Hospital Jennie Stuart Medical Center	5.250	7/1/2003	A-*	135,000	138,055
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/1/2009	A1/AA-*	255,000	261,880
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/1/2011	A1/AA-*	1,000,000	1,029,720
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA*	1,790,000	1,967,085
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa3/AA-*	2,100,000	2,321,760
Kentucky Economic Development Finance Authority Norton Health	6.125	10/1/2010	A-	1,000,000	1,051,370

					6,769,870
PUBLIC FACILITIES REVENUE BONDS
7.88% of Net Assets
Mt Sterling KY Lease Revenue KY League of Cities Series:A	5.625	3/1/2003	Aa	6,150,000	6,311,930

					6,311,930

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
6.86% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	7/1/2007	Aa3/AA*	$1,290,000	$1,393,561
Logan/Todd Regional Water Community Revenue	5.500	8/1/2003	NR	2,000,000	2,006,100
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,050,480
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,045,410

					5,495,551
GENERAL OBLIGATION BONDS
3.65% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA*	2,635,000	2,920,397

					2,920,397
ESCROWED TO MATURITY BONDS
2.73% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/1/2007	NR	1,500,000	1,712,940
Owensboro KY Electric Light & Power Revenue	10.500	1/1/2004	AAA*	435,000	470,740

					2,183,680
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.61% of Net Assets
Murray State University Revenue Series G Second Series	5.600	5/1/2006	A3/A*	1,000,000	1,041,250
University Of Louisville KY Consolidated Education Building	5.200	5/1/2004	A1/AA-*	1,000,000	1,045,260

					2,086,510
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.98% of Net Assets
Carrol County KY Pollution Control Revenue KY Utilities Project	7.450	9/15/2016	A2/A-	1,000,000	1,028,270
Meade County KY Pollution Control Revenue—Olin Corporation	6.000	7/1/2007	NR/NR	540,000	558,916

					1,587,186
PREREFUNDED BONDS
1.33% of Net Assets
Kentucky State Property & Building Commission Project #55	4.700	9/1/2004	Aaa/AAA*	300,000	317,136
University of Kentucky Consolidated Education Building Series:N	5.900	5/1/2003	Aa3/AA-*	725,000	751,085

					1,068,221
CERTIFICATES OF PARTICIPATION BONDS
1.21% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/1/2007	NR	950,000	969,000

					969,000

Total Investments (cost $77,392,010)(a)—99.49% of Net Assets					$79,672,709

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,391,450
Unrealized depreciation	(110,751)

Net unrealized appreciation	$2,280,699

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $77,392,010)		$79,672,709
Cash		439,574
Receivable from investments sold		60,000
Interest receivable		1,209,420

Total assets		81,381,703
LIABILITIES:
Payable for:
Distributions	$228,731
Fund shares redeemed	1,015,019
Management fee	32,806
Transfer agent	8,399
Other fees	14,543

Total liabilities		1,299,498

NET ASSETS:
Capital		78,908,560
Net accumulated realized loss on investment transactions		(1,107,054)
Net unrealized appreciation in value of investments		2,280,699

Net assets at value		$80,082,205

NET ASSET VALUE, offering price and redemption price per share ($80,082,205-:-15,104,643 shares outstanding)		$5.30

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$3,260,564

Expenses:
Management fee	361,265
Transfer agent	92,704
Professional fees	9,311
Trustee fees	6,244
Other expenses	31,124

Total expenses	500,648

Net investment income	2,759,916

Realized and unrealized gain/(loss) on investments:
Net realized loss	(10,009)
Net increase in unrealized appreciation	942,119

Net realized and unrealized gain on investments	932,110

Net increase in net assets resulting from operations	$3,692,026

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$2,759,916	$2,270,041
Net realized loss on investments	(10,009)	(65,578)
Net increase in unrealized appreciation	942,119	1,335,231

Net increase in net assets resulting from operations	3,692,026	3,539,694
Distributions to shareholders from net investment income	(2,759,916)	(2,270,041)
Net fund share transactions	23,595,448	3,079,499

Total increase	24,527,558	4,349,152
Net assets:
Beginning of year	55,554,647	51,205,495

End of year	$80,082,205	$55,554,647

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$5.22	$5.09	$5.20	$5.27	$5.22

Income from investment operations:
Net investment income	0.20	0.23	0.21	0.21	0.21
Net gains/(losses) on securities, both realized and unrealized	0.08	0.13	(0.11)	(0.07)	0.05

Total from investment operations	0.28	0.36	0.10	0.14	0.26
Less distributions:
Distributions from net investment income	(0.20)	(0.23)	(0.21)	(0.21)	(0.21)

Net asset value, end of year	$5.30	$5.22	$5.09	$5.20	$5.27

Total return	5.50%	7.18%	1.95%	2.58%	5.12%
Net assets, end of year (in thousands)	$80,082	$55,555	$51,205	$58,630	$54,124
Ratio of expenses to average net assets	0.69%	0.70%	0.69%	0.72%	0.74%
Ratio of net investment income to average net assets	3.82%	4.42%	4.06%	3.89%	4.05%
Portfolio turnover	8.04%	22.40%	30.57%	27.38%	20.98%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds—100%
June 30, 2002
Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
71.48% of Net Assets
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa	$75,000	$76,456
Hinds County MS Revenue Refunding—MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA*	5,000	5,481
Jackson County MS Pollution Control Revenue	5.650	11/1/2023	Aaa/AAA*	30,000	30,047
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa	20,000	20,501
Jackson MS Water & Sewer System Revenue	5.250	9/1/2020	Aaa/AAA*	50,000	50,682
Madison County MS School District—Series A	5.250	9/1/2020	Aaa/AAA*	25,000	25,341
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	AAA	20,000	20,821
MS Business Financial Corporation MS Water Pollution Control	5.650	11/1/2023	Aaa/AAA*	10,000	10,005
MS Business Financial Corporation Pollution Control Revenue	5.500	2/1/2026	Aaa/AAA*	10,000	10,052
MS Development—Madison County Road & Bridge Project	5.250	6/1/2023	Aaa	50,000	50,370
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa	50,000	50,204
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/1/2019	Aaa/AAA*	10,000	10,441
MS Development BK Special Obligation Natchez Convention Center	5.800	7/1/2019	Aaa/AAA*	25,000	27,244
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	7/1/2024	Aaa/AAA*	55,000	57,318
MS Development BK Special Obligation Gulfport Combined Water	5.500	7/1/2015	Aaa/AAA*	10,000	10,920
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	AAA*	5,000	5,349
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA*	10,000	10,620
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	AAA*	30,000	31,387
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	AAA*	50,000	49,456
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	AAA*	50,000	49,759
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA*	100,000	100,927
MS Hospital Equipment & Facilities Singing River Hospital	5.500	3/1/2023	Aaa/AAA*	120,000	122,681
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA*	45,000	45,867
MS Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA*	25,000	26,595
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa	75,000	81,124
Natchez MS Water & Sewer System Revenue	5.700	8/1/2017	Aaa/AAA*	150,000	158,687
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa	30,000	30,049
Southern MS Education Building Corporation Revenue	5.100	3/1/2020	Aaa/AAA*	70,000	70,101
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa	10,000	10,640
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA*	20,000	20,887
University MS Educational Building—Stadium A	5.500	12/1/2017	Aaa/AAA*	5,000	5,231
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/1/2019	Aaa/AAA*	15,000	16,421
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	AAA*	15,000	15,262

					1,306,926
GENERAL OBLIGATION BONDS
15.94% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/1/2019	A*	35,000	36,291
Hinds County MS School District	4.750	3/1/2015	NR	50,000	50,349
Horn Lake Special Assessment Improvement Bonds—Desoto	5.400	4/15/2020	A-*	25,000	25,484
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2	20,000	20,630
MS Development BK Special Obligation Adams County Juvenile	5.900	7/1/2017	A*	10,000	10,685
Mississippi State	5.100	11/15/2012	Aa3/AA*	10,000	10,768
MS State Capital Improvements	5.000	11/1/2018	AA*	125,000	126,854
Richland MS Tax Increment	5.600	6/1/2013	NR	10,000	10,501

					291,562
MUNICIPAL UTILITY REVENUE BONDS
3.34% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350	7/1/2021	A*	50,000	50,605
MS Development Bank Special Obligation—Bay St Louis	5.375	7/1/2014	A*	10,000	10,402

					61,007
ESCROWED TO MATURITY BONDS
3.09% of Net Assets
Harrison County MS Wastewater Management District	5.000	2/1/2015	AAA/Aaa*	25,000	26,341
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	7/1/2012	NR	25,000	30,104

					56,445
The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PUBLIC FACILITIES REVENUE BONDS
2.75% of Net Assets
Mississippi Development Bank Special Obligation—Southaven	6.200	3/1/2020	A*	$10,000	$10,534
Vicksburg Warren MS School District	4.700	2/1/2017	AA-*	40,000	39,831

					50,365
CERTIFICATES OF PARTICIPATION BONDS
2.19% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	4/1/2020	Aaa	40,000	40,088

					40,088
STATE AND LOCAL MORTGAGE REVENUE BONDS
.57% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A	5.350	12/1/2014	Aaa	10,000	10,411

					10,411
Total Investments (cost $1,772,189)(a)—99.36% of Net Assets					$1,816,804

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$45,703
Unrealized depreciation	(1,088)

Net unrealized appreciation	$44,615

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $1,772,189)		$1,816,804
Interest receivable		32,917
Receivable from Advisor		919
Prepaid expenses		549

Total assets		1,851,189

LIABILITIES:
Payable for:
Distributions	$20,527
Fund shares redeemed	100
Transfer agent	1,973

Total liabilities		22,600

NET ASSETS:
Capital		1,783,883
Net accumulated realized gain on investment transactions		91
Net unrealized appreciation in value of investments		44,615

Net assets at value		$1,828,589

NET ASSET VALUE, offering price and redemption price per share ($1,828,589-:-166,266 shares outstanding)		$11.00

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$67,688

Expenses:
Management fee	6,575
Transfer agent	1,973
Professional fees	1,845
Trustee fees	109
Other expenses	887

Total expenses	11,389
Expenses reimbursed by Investment Advisor	(7,796)

Net investment income	64,095

Realized and unrealized gain on investments:
Net realized gain	91
Net increase in unrealized appreciation	22,145

Net realized and unrealized gain on investments	22,236

Net increase in net assets resulting from operations	$86,331

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$64,095	$24,163
Net realized gain on investments	91	—
Net increase in unrealized appreciation	22,145	15,611

Net increase in net assets resulting from operations	86,331	39,774
Distributions to shareholders from net investment income	(64,095)	(24,163)
Net fund share transactions	990,233	562,198

Total increase	1,012,469	577,809
Net assets:
Beginning of year	816,120	238,311

End of year	$1,828,589	$816,120

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,		The period 1/1/2000 to 6/30/00(a)
	2002	2001
Net asset value, beginning of year	$10.83	$10.35	$10.00

Income from investment operations:
Net investment income	0.54	0.55	0.27
Net gains on securities, both realized and unrealized	0.17	0.48	0.35

Total from investment operations	0.71	1.03	0.62
Less distributions:
Distributions from net investment income	(0.54)	(0.55)	(0.27)

Net asset value, end of year	$11.00	$10.83	$10.35

Total return	6.67%	10.19%	6.24	%(c)
Net assets, end of year (in thousands)	$1,829	$816	$238
Ratio of expenses to average net assets	0.27%	0.21%	0.50	%(b)
Before expense reimbursement	0.87%	1.13%	3.35	%(b)
Ratio of net investment income to average net assets	4.28%	4.26%	2.45	%(b)
After expenses reimbursement	4.87%	5.18%	5.31	%(b)
Portfolio turnover	3.40%	0.00%	0.00%

(a)	Commencement of operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
57.48% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/1/2017	Aaa/AAA*	$500,000	$510,365
Craven NC Regional Medical Authority Health Care Facilities	5.625	10/1/2017	Aaa/AAA*	10,000	10,349
Cumberland County NC Certificates of Participation Civic Center	5.000	12/1/2018	Aaa/AAA*	500,000	509,270
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/AA*	1,000,000	1,007,520
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*	250,000	257,665
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*	500,000	514,525
Elizabeth City NC Housing Developement Mortgage Revenue	6.125	4/1/2023	Aa	140,000	145,085
Fayetteville NC Public Works Community Revenue	5.100	3/1/2015	Aaa/AAA*	400,000	414,096
Gaston County NC Certificates of Participation Public Facilities	5.250	12/1/2016	Aaa/AAA*	850,000	883,754
Gastonia NC Combined Utilities Systems Revenue	5.625	5/1/2019	Aaa/AAA*	500,000	533,110
Greenville NC Housing Developement Corp Series A	5.800	7/1/2024	Aaa/AAA*	35,000	35,705
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*	1,000,000	1,013,870
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	AAA*	100,000	102,047
Lincoln County NC General Obligation Bond	4.700	6/1/2015	Aaa/AAA*	750,000	760,215
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*	250,000	253,863
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*	100,000	104,361
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*	1,110,000	1,116,457
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*	1,000,000	1,002,550
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	AA*	600,000	618,594
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	AA*	630,000	626,390
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*	150,000	152,090
NC Eastern Municipal Power Agency Power System Revenue	5.750	1/1/2019	Aaa/AAA*	100,000	100,018
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*	345,000	368,391
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*	1,000,000	1,013,860
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*	50,000	53,195
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*	60,000	63,517
North Carolina Public Improvement	5.250	3/1/2016	Aaa/AAA*	1,000,000	1,055,840
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*	500,000	498,240
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*	500,000	508,485
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*	5,000	5,251
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA*	50,000	52,527
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*	80,000	83,530
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.000	1/1/2015	Aaa/AAA*	5,000	5,067
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.750	1/1/2020	Aaa/AAA*	50,000	50,752
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*	500,000	510,670
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*	700,000	716,856
Pitt County NC Certificates of Participation Public Facilities	5.850	4/1/2017	Aaa/AAA*	100,000	108,864
Pitt County NC Certificates of Participation School Facililites	5.500	4/1/2020	Aaa/AAA*	500,000	524,875
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa	1,000,000	1,003,020
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*	500,000	529,295
Union County NC Enterprise System Revenue	5.500	6/1/2021	Aaa/AAA*	245,000	253,362
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*	500,000	515,715
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*	120,000	124,867
University of NC at Winston-Salem Student Services Revenue	5.400	6/1/2012	Aaa/AAA*	10,000	10,575

					18,728,653
HOSPITAL AND HEALTHCARE REVENUE BONDS
18.30% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	1/15/2021	Aa3/AA*	250,000	256,543
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	1/15/2026	Aa3/AA*	50,000	51,389
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA*	750,000	746,910
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*	1,000,000	966,870
NC Medical Care Community Hospital Revenue-Baptist Hospital	6.375	6/1/2014	Aa3/AA*	45,000	46,325
NC Medical Care Community Hospital Revenue-Baptist Hospital	6.000	6/1/2022	Aa/AA*	45,000	46,346
NC Medical Care Community Hospital Revenue-Carolina Medicorp	5.500	5/1/2015	Aa3/AA*	70,000	70,615
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	6/1/2017	Aa3/AA*	900,000	905,661
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	6/1/2021	Aa3/AA*	150,000	149,814
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*	150,000	151,361
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA*	800,000	826,912
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-*	500,000	496,105
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/1/2014	A1/AA-*	35,000	35,643
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/1/2020	A1/AA-*	1,100,000	1,108,690

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA-*	$105,000	$104,762

					5,963,946
CERTIFICATES OF PARTICIPATION BONDS
7.39% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-*	650,000	649,948
Charlotte NC Certificates of Participation Law Project	5.375	6/1/2013	Aa1/AA*	100,000	103,143
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/1/2020	Aa2/AA+*	700,000	733,523
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*	400,000	405,368
Forsyth County NC Certificates of Participation	5.125	10/1/2017	Aa1/AA+*	500,000	515,725

					2,407,707
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.97% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa/AA*	110,000	116,945
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*	70,000	73,684
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA+*	85,000	88,289
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*	100,000	102,808
Raleigh NC Housing Authority Multifamily Cedar Point Apartments	5.800	11/1/2019	BB*	2,000,000	1,461,120
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	3/1/2022	Aa2	100,000	101,161

					1,944,007
MUNICIPAL UTILITY REVENUE BONDS
5.21% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	6/1/2019	Aa1/AA+*	520,000	539,692
Orange NC Water and Sewer Revenue	5.200	7/1/2016	Aa2/AA*	145,000	147,234
Winston-Salem NC Water & Sewer System Revenue	5.125	6/1/2020	Aa2/AAA*	1,000,000	1,011,201

					1,698,127
PUBLIC FACILITIES REVENUE BONDS
2.34% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa/AA*	700,000	699,077
Shelby NC Combined Enterprise System Revenue	5.625	5/1/2014	Baa1/A-*	20,000	20,478
Shelby NC Combined Enterprise System Revenue	5.625	5/1/2014	Baa1/A-*	40,000	42,187

					761,742
PREREFUNDED BONDS
1.86% of Net Assets
Forsyth County NC General Obligation Public Improvement	5.600	8/1/2009	Aa1/AAA*	5,000	5,100
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/AA*	55,000	62,123
Greenville NC Enterprise System Revenue	6.000	9/1/2010	A1/A+*	100,000	106,995
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	AAA/BBB*	15,000	17,078
Orange NC Water and Sewer Revenue	5.200	7/1/2016	Aa2/AA*	65,000	66,149
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AAA*	325,000	349,707

					607,152

Total Investments (cost $31,914,376)(a)—98.55% of Net Assets					$32,111,334

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealizedappreciation of securities as follows:

Unrealized appreciation	$699,869
Unrealized depreciation	(502,911)

Net unrealized appreciation	$196,958

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $31,914,376)		$32,111,334
Cash		190,393
Receivable from investments sold		298,034
Interest receivable		372,455
Total assets		32,972,216

LIABILITIES:
Payable for:
Distributions	$364,417
Fund shares redeemed	6,774
Management fee	11,999
Transfer agent	3,710
Other fees	719

Total liabilities		387,619

NET ASSETS:
Capital		32,531,716
Net accumulated realized loss on investment transactions		(144,077)
Net unrealized appreciation in value of investments		196,958

Net assets at value		$32,584,597

NET ASSET VALUE, offering price and redemption price per share ($32,584,597-:-3,052,400 shares outstanding)		$10.68

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$1,526,252

Expenses:
Management fee	147,440
Transfer agent	41,386
Professional fees	4,440
Trustee fees	2,581
Other expenses	14,058

Total expenses	209,905
Expenses reimbursed by Investment Advisor	(40,898)

Net investment income	1,357,245

Realized and unrealized gain/(loss) on investments:
Net realized loss	(13,907)
Net increase in unrealized appreciation	133,337

Net realized and unrealized gain on investments	119,430

Net increase in net assets resulting from operations	$1,476,675

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$1,357,245	$1,111,632
Net realized gain/(loss) on investments	(13,907)	18,383
Net increase in unrealized appreciation	133,337	853,455

Net increase in net assets resulting from operations	1,476,675	1,983,470
Distributions to shareholders from net investment income	(1,357,245)	(1,111,632)
Net fund share transactions	6,519,767	3,413,383

Total increase	6,639,197	4,285,221
Net assets:
Beginning of year	25,945,400	21,660,179

End of year	$32,584,597	$25,945,400

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$10.63	$10.21	$10.61	$10.82	$10.33

Income from investment operations:
Net investment income	0.49	0.50	0.51	0.50	0.53
Net gains/(losses) on securities, both realized and unrealized	0.05	0.42	(0.40)	(0.20)	0.49

Total from investment operations	0.54	0.92	0.11	0.30	1.02
Less distributions:
Distributions from capital gains	0.00	0.00	(0.01)	(0.01)	—
Distributions from net investment income	(0.49)	(0.50)	(0.50)	(0.50)	(0.53)

Net asset value, end of year	$10.68	$10.63	$10.21	$10.61	$10.82

Total return	5.19%	9.09%	1.07%	2.71%	9.99%
Net assets, end of year (in thousands)	$32,585	$25,945	$21,660	$19,456	$9,911
Ratio of expenses to average net assets	0.57%	0.55%	0.55%	0.45%	0.33%
Before expense reimbursement	0.71%	0.71%	0.72%	0.77%	0.76%
Ratio of net investment income to average net assets	4.46%	4.55%	4.76%	4.43%	4.47%
After expense reinbursement	4.60%	4.71%	4.92%	4.74%	4.90%
Portfolio turnover	6.60%	19.71%	16.14%	11.70%	16.77%

The accompanying notes are an integral part of the financial statement.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
41.75% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	6/1/2005	Aaa/AAA*	$50,000	$52,697
Carteret County NC General Obligation	5.400	5/1/2009	Aaa/AAA*	100,000	107,370
Catawba County NC Hospital Revenue Catawba Memorial Hospital	4.000	10/1/2003	Aaa	110,000	113,161
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	9/1/2012	Aaa/AAA*	100,000	106,208
Coastal Regualtion Solid Waste Management Authority NC	4.250	6/1/2005	Aaa/AAA*	125,000	130,735
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*	150,000	158,274
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments	6.500	1/1/2005	Aaa/AAA*	50,000	53,152
Greenville NC Certificates of Participation Public Facilities	4.600	6/1/2011	Aaa/AAA*	100,000	103,472
Johnston County NC Certificates of Participation Judicial Annex	5.200	9/1/2007	Aaa/AAA*	100,000	108,817
Johnston County NC Finance Corporation School & Museum Project	4.650	8/1/2008	Aaa/AAA*	200,000	212,966
New Hanover County NC Certificates of Participation	3.150	12/1/2006	Aaa/AAA*	275,000	277,376
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/1/2009	Aaa/AAA*	100,000	103,018
NC Education Facility Finance Agency (St Augustine College)	4.450	10/1/2002	AA*	100,000	100,687
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	1/1/2009	A/A*	120,000	131,604
NC Medical Care Community Hospital-High Point Health System	4.400	10/1/2003	Aaa/AAA*	50,000	51,679
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/1/2011	AA*	60,000	62,433
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/1/2007	Aaa/AAA*	75,000	80,906
North Carolina Medical Care Community Hospital Wayne Memoral	4.250	10/1/2006	Aaa	100,000	105,039
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	6/1/2008	Aaa/AAA*	450,000	491,794
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*	125,000	135,115
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA*	200,000	223,692
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*	200,000	215,264
Pitt County NC Certificates of Participation School Facilities	4.750	4/1/2010	Aaa/AAA*	100,000	105,500
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*	145,000	158,002
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*	200,000	217,270
Wilkes County NC Refinancing	5.250	6/1/2006	Aaa/AAA*	250,000	259,765

					3,865,996
GENERAL OBLIGATION BONDS
22.47% of Net Assets
Caldwell County NC General Obligation	6.000	2/1/2005	A1/A*	50,000	50,912
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA*	400,000	416,555
Durham NC Certificates of Participation	5.100	6/1/2005	Aa1/AA+*	100,000	106,791
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*	250,000	263,083
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	84,071
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA-*	100,000	109,720
NC State General Obligation	5.000	6/1/2003	Aaa/AAA*	50,000	51,601
NC State General Obligation Series A	4.750	4/1/2006	Aaa/AAA*	200,000	213,664
North Carolina State General Obligation Series A	4.750	4/1/2010	Aaa/AAA*	100,000	105,671
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aaa/AAA*	150,000	156,722
North Carolina State Public School Building General Obligation	4.600	4/1/2010	Aaa/AAA*	50,000	52,525
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA*	250,000	260,870
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA*	200,000	208,140

					2,080,325
HOSPITAL AND HEALTHCARE REVENUE BONDS
17.74% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	1/15/2007	Aa3/AA*	200,000	213,760
Cumberland County NC Hospital Facility Revenue	4.100	10/1/2003	A3/A-*	175,000	177,525
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*	200,000	209,324
NC Community Health Care Facility Duke Hospital	4.100	6/1/2005	Aa3/AA*	100,000	102,914
NC Medical Care Community Health Care Facility Duke University	4.500	6/1/2007	Aa3/AA*	200,000	206,410
NC Medical Care Community Hospital-Presbytarian Health	5.000	10/1/2002	A1/AA-*	40,000	40,354
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/1/2011	Aa3/AA-*	275,000	281,295
North Carolina Medical Care Community Hospital Gaston Memorial	4.900	2/15/2003	A1/A+*	150,000	152,880
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	50,000	54,108
North Carolina Medical Care Community Hospital—Southeastern	5.000	6/1/2003	A/A*	200,000	204,206

					1,642,776

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
9.21% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-*	$55,000	$57,330
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	110,342
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	111,338
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	111,829
Durham County NC Certificates of Participation Series B	4.950	12/1/2005	Aa1/AA+*	130,000	139,637
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*	300,000	322,098

					852,574
LEASE REVENUE BONDS 5.10% of Net Assets
Charlotte Mecklenburg NC Certificate of Participation Project-D	3.750	12/1/2007	Aa1/AA+*	205,000	210,158
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aaa/AAA*	150,000	160,752
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*	100,000	101,635

					472,545
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.84% of Net Assets
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*	195,000	211,875
University of NC Utility System Revenue	4.900	8/1/2003	Aa1/AA*	50,000	51,169

					263,044

Total Investments (cost $8,949,793)(a)—99.11% of Net Assets					$9,177,260

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$230,130
Unrealized depreciation	(2,663)

Net unrealized appreciation	$227,467

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $8,949,793)		$9,177,260
Cash		160,395
Receivable for investments sold		20,000
Interest receivable		98,788

Total assets		9,456,443

LIABILITIES:
Payable for:
Investments purchased	$163,660
Distributions	25,320
Management fee	1,508
Transfer agent	1,094
Other fees	5,092

Total liabilities		196,674

NET ASSETS:
Capital		9,062,953
Net accumulated realized loss on investment transactions		(30,651)
Net unrealized appreciation in value of investments		227,467

Net assets at value		$9,259,769

NET ASSET VALUE, offering price and redemption price per share ($9,259,76-:-884,010 shares outstanding)		$10.47

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$278,500

Expenses:
Management fee	33,422
Transfer agent	10,027
Professional fees	2,249
Trustee fees	563
Other expenses	6,700

Total expenses	52,961
Expenses reimbursed by Investment Advisor	(20,901)

Net investment income	246,440

Realized and unrealized gain on investments:
Net realized gain	2,028
Net increase in unrealized appreciation	149,416

Net realized and unrealized gain on investments	151,444

Net increase in net assets resulting from operations	$397,884

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$246,440	$179,169
Net realized gain/(loss) on investments	2,028	(341)
Net increase in unrealized appreciation	149,416	139,820

Net increase in net assets resulting from operations	397,884	318,648
Distributions to shareholders from net investment income	(246,440)	(179,169)
Net fund share transactions	4,233,407	489,088

Total increase	4,384,851	628,567
Net assets:
Beginning of year	4,874,918	4,246,351

End of year	$9,259,769	$4,874,918

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$10.25	$9.94	$10.09	$10.24	$10.12

Income from investment operations:
Net investment income	0.38	0.40	0.39	0.39	0.40
Net gains/(losses) on securities, both realized and unrealized	0.22	0.31	(0.15)	(0.15)	0.12

Total from investment operations	0.60	0.71	0.24	0.24	0.52
Less distributions:
Distributions from net investment income	(0.38)	(0.40)	(0.39)	(0.39)	(0.40)

Net asset value, end of year	$10.47	$10.25	$9.94	$10.09	$10.24

Total return	5.99%	7.24%	2.47%	2.35%	5.20%
Net assets, end of year (in thousands)	$9,260	$4,875	$4,246	$3,938	$2,194
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.44%	0.41%
Before expense reimbursement	0.79%	0.78%	0.80%	0.78%	0.86%
Ratio of net investment income to average net assets	3.37%	3.63%	3.62%	3.44%	3.44%
After expense reinbursement	3.69%	3.93%	3.94%	3.78%	3.89%
Portfolio turnover	13.65%	7.29%	25.85%	25.54%	14.89%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
25.53% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger	5.625	10/1/2018	Aaa/AAA*	$30,000	$30,996
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa	200,000	212,440
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA*	50,000	54,383
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA*	800,000	839,960
Greater Tennessee Housing Assistance Refunding	7.250	7/1/2024		5,000	5,175
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	Aaa/AAA*	200,000	200,454
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA*	310,000	321,405
Johnson City TN Health & Educational Revenue	5.000	7/1/2018	AAA*	1,000,000	1,011,040
Knox County/Chapman TN Utility District Water & Sewer	6.000	1/1/2014	Aaa/AAA*	40,000	42,252
Knox County TN Health Educational & Housing Facilities Baptist	5.500	4/15/2017	AAA*	1,315,000	1,365,128
Knox County TN Health Educational & Housing Facilities Ft Sanders	5.650	1/1/2008	Aaa/AAA*	20,000	20,402
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	1/1/2013	Aaa/AAA*	10,000	11,363
Knox County TN Health Educational & Housing Facilities Mercy Health	5.875	9/1/2015	Aaa/AAA*	15,000	16,092
Knox County TN Health Educational & Housing Facilities Mercy Health	6.000	9/1/2019	Aaa/AAA*	100,000	105,809
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa	400,000	416,340
Knoxville TN Development Corp Housing Revenue Morningside	6.100	7/20/2020	AA-*	500,000	509,975
Memphis/Shelby County TN Airport Revenue Refunding	5.650	9/1/2015	Aaa/AAA*	55,000	57,142
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,200,081
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA*	100,000	106,547
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	7/1/2021	Aaa/AAA*	350,000	367,378
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA*	1,000,000	1,016,260
North Anderson TN Utility District Waterworks Revenue	5.600	1/1/2015	Aaa/AAA*	100,000	105,568
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa	655,000	669,004
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	9/1/2015	Aaa/AAA*	100,000	104,447
Shelby County TN Health Educational & Housing Heritage Place	6.900	7/1/2014	Aaa/AAA*	150,000	160,667
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA*	710,000	738,883
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA*	690,000	728,488
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA*	500,000	501,875
Shelby County TN Health Educational & Housing Windsor Apts	6.750	10/1/2017	AA*	355,000	364,006
Sullivan County TN Health Educational & Housing Holston Valley	5.750	2/15/2013	Aaa/AAA*	130,000	135,223
TN Housing Development Agency Homeownership Program	5.900	7/1/2017	Aaa/AAA*	35,000	35,811
TN Housing Development Agency Mortgage Finance Program	5.900	7/1/2018	Aaa/AAA*	85,000	86,826
TN Housing Development Agency Mortgage Finance Program	5.850	7/1/2013	Aaa/AAA*	90,000	92,363
TN Housing Development Agency Mortgage Finance Program	6.200	7/1/2018	Aaa/AAA*	720,000	754,409

					12,388,192
STATE AND LOCAL MORTGAGE REVENUE BONDS
23.05% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	3/1/2021	A*	450,000	453,524
Knoxville TN Development Corporation Housing Revenue Clinton Tower	6.600	10/15/2007	BB*	350,000	349,031
Knoxville TN Development Corporation Housing Revenue Clinton Tower	6.650	10/15/2010	BB*	285,000	281,398
Memphis TN Health Education & Housing Board Riverdale Plaza	6.350	7/20/2028	AAA*	290,000	298,616
Memphis TN Health Education & Housing Board River Trace II	6.250	10/1/2013	Aaa	50,000	52,362
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	1/1/2011	A*	200,000	213,246
Metropolitan Nashville & Davidson County TN Hermitage Apts	5.900	2/1/2019	A*	645,000	654,939
Murfreesboro TN Housing Authority Westbrooks Towers Project	5.875	1/15/2010	A*	310,000	316,033
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	7/1/2018	A*	3,800,000	3,830,283
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	7/1/2028	A*	500,000	496,740
Shelby County TN Health Educational & Housing Harbour Apartments	6.000	4/15/2018	A*	125,000	127,068
Shelby County TN Health Educational & Housing Harbour Apartments	6.000	4/15/2024	A*	50,000	50,617
Shelby County TN Health Educational & Housing Harbour Apartments	5.750	4/15/2011	A*	100,000	101,964
TN Housing Development Agency Homeownership Program	6.700	7/1/2012	Aa2/AA*	85,000	86,713
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA*	200,000	211,934
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA*	1,860,000	1,903,487
TN Housing Development Agency Mortgage Finance Program	5.700	1/1/2008	AA*	100,000	103,212
TN Housing Development Agency Mortgage Finance Program	5.850	7/1/2013	A1/A+*	120,000	123,523
TN Housing Development Agency Mortgage Finance Program	5.900	7/1/2018	A1/A+*	755,000	772,486
TN Housing Development Agency Series 2001—3B	5.250	1/1/2020	Aa2/AA*	750,000	758,033

					11,185,209
The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
15.79% of Net Assets
Anderson County TN Health & Educational Facilities Revenue	5.650	7/1/2007	A1	$155,000	$157,288
Chattanooga TN Health Educational & Housing Revenue	5.000	12/1/2018	Aa2/AA*	1,000,000	984,550
Knox County TN Health Educational & Housing Facilities University	5.750	4/1/2019	Baa1	1,000,000	976,790
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	Baa1/A-*	1,100,000	1,151,139
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	AA*	1,635,000	1,667,405
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	AA*	1,000,000	1,010,370
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	AA*	1,660,000	1,635,714
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/1/2014	A-*	75,000	81,293

					7,664,549
MUNICIPAL UTILITY REVENUE BONDS
11.73% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	AA*	1,500,000	1,521,780
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa	1,000,000	1,026,260
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA*	700,000	711,095
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA*	435,000	440,372
Metropoliton Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA*	700,000	720,293
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa/AA*	1,085,000	1,088,385
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+*	185,000	185,498

					5,693,683
GENERAL OBLIGATION BONDS
8.44% of Net Assets
Collierville TN General Obligation Improvement	5.900	5/1/2012	Aa2	30,000	31,812
Johnson City TN General Obligation	5.500	5/1/2020	Aaa/AAA*	300,000	309,609
Memphis TN General Obligation Bond	5.250	4/1/2016	Aa2/AA*	610,000	633,882
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	505,250
Metropolitan Nashville & Davidson County TN General Obligation	5.875	5/15/2026	Aa/AA*	100,000	104,989
Shelby County TN General Obligation	5.625	4/1/2014	Aa3/AA+*	60,000	63,557
Williamson County TN General Obligation	5.375	3/1/2019	Aa1	1,000,000	1,034,530
Williamson County TN Refunding General Obligation Bond	5.000	3/1/2020	Aa1	645,000	648,722
Wilson County TN General Obligation Refunding	5.100	5/1/2016	AAA*	745,000	763,841

					4,096,192
PREREFUNDED BONDS
4.94% of Net Assets
Chattanooga TN General Obligation	6.000	8/1/2011	Aa2/AA-*	110,000	112,653
Franklin TN Industrial Development Board Sussex Downs LTD	6.250	6/1/2007	NR	30,000	33,189
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA*	10,000	11,600
Knoxville TN Gas System Revenue	5.400	3/1/2015	Aa3/AA*	100,000	106,331
Marion County TN General Obligation	6.000	4/1/2018	Aaa	950,000	1,130,795
Memphis TN Sanitary Sewer System Revenue	5.750	10/1/2014	Aa/AA*	100,000	102,819
Metropolitan Nashville & Davidson County TN General Obligation	5.625	5/15/2017	Aa/AA*	250,000	263,848
Metropolitan Nashville & Davidson County TN Vanderbilt	6.000	10/1/2016	Aa3/AA*	130,000	134,117
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/AAA*	60,000	70,446
Milan TN Special School District	6.750	4/1/2013	Aaa/AAA*	60,000	65,912
Shelby County TN General Obligation	5.625	4/1/2014	AA+*	20,000	21,724
Shelby County TN School Building Revenue Series A	5.800	4/1/2019	Aa/AA+*	100,000	105,197
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.250	10/1/2009	A-*	30,000	33,260
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.450	10/1/2014	A-*	40,000	44,542
TN Local Development Auth Cmnty Provider Pooled Loan Program	7.000	10/1/2011	A-*	5,000	5,171
Williamson County TN Rural School Building Revenue	5.800	3/1/2012	Aa	100,000	104,835
Williamson County TN General Obligation	5.600	9/1/2010	Aa	45,000	49,129

					2,395,568
ESCROWED TO MATURITY BONDS
4.10% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA	2,000,000	1,987,940

					1,987,940
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.55% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/1/2014	Baa3	10,000	10,522
Metropolitan Nashville & Davidson County TN McKendree	5.125	1/1/2020	AA*	1,700,000	1,710,914

					1,721,436
The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
1.27% of Net Assets
Memphis/Shelby County TN Airport Revenue Refunding FedEx	6.750	9/1/2012	Baa/BBB*	$155,000	$158,649
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	9/1/2012	Baa/BBB*	250,000	250,572
TN Local Development Authority Student Loan Program	5.750	3/1/2011	AA/AA-*	200,000	208,622

					617,843
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.07% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2010	AAA*	20,000	24,419
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2009	AAA*	25,000	29,891
Chattanooga TN Industrial Development Board F L Haney Co	7.200	8/15/2009	AAA*	25,000	30,212
Chattanooga TN Industrial Development Board F L Haney Co	7.200	2/15/2010	AAA*	100,000	120,931
Cookeville TN Industrial Development Board General Hospital	5.625	10/1/2016	A*	200,000	209,362
Maury County TN Pollution Control Revenue Saturn Corporation Project	6.500	9/1/2024	A3/BBB+*	100,000	104,062

					518,877

Total Investments (cost $47,289,745)(a)—99.47% of Net Assets					$48,269,489

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,116,643
Unrealized depreciation	(136,899)

Net unrealized appreciation	$979,744

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $47,289,745)		$48,269,489
Cash		543,721
Receivable from investments sold		35,000
Interest receivable		893,196

Total assets		49,741,406
LIABILITIES:
Payable for:
Investments purchased	$653,903
Distributions	528,382
Fund shares redeemed	3,000
Management fee	14,182
Transfer agent	5,272
Other fees	9,449

Total liabilities		1,214,188

NET ASSETS:
Capital		48,438,068
Net accumulated realized loss on investment transactions		(890,594)
Net unrealized appreciation in value of investments		979,744

Net assets at value		$48,527,218

NET ASSET VALUE, offering price and redemption price per share ($48,527,218-:- 4,486,682 shares outstanding)		$10.82

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$2,490,727

Expenses:
Management fee	234,426
Transfer agent	62,262
Professional fees	7,521
Trustee fees	4,138
Other expenses	18,120

Total expenses	326,467
Expenses reimbursed by Investment Advisor	(72,480)

Net investment income	2,236,740

Realized and unrealized gain on investments:
Net realized gain	143,434
Net increase in unrealized appreciation	243,343

Net realized and unrealized gain on investments	386,777

Net increase in net assets resulting from operations	$2,623,517

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$2,236,740	$2,084,256
Net realized gain/(loss) on investments	143,434	(353,798)
Net increase in unrealized appreciation	243,343	1,920,848

Net increase in net assets resulting from operations	2,623,517	3,651,306
Distributions to shareholders from net investment income	(2,236,740)	(2,084,256)
Net fund share transactions	3,105,488	2,943,602

Total increase	3,492,265	4,510,652
Net assets:
Beginning of year	45,034,953	40,524,301

End of year	$48,527,218	$45,034,953

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$10.72	$10.32	$10.77	$10.97	$10.53

Income from investment operations:
Net investment income	0.52	0.52	0.53	0.54	0.54
Net gains/(losses) on securities, both realized and unrealized	0.10	0.40	(0.45)	(0.19)	0.45

Total from investment operations	0.62	0.92	0.08	0.35	0.99
Less distributions:
Distributions from capital gains				(0.01)	(0.01)
Distributions from net investment income	(0.52)	(0.52)	(0.53)	(0.54)	(0.54)

Net asset value, end of year	$10.82	$10.72	$10.32	$10.77	$10.97

Total return	5.85%	9.08%	0.84%	3.03%	9.57%
Net assets, end of year (in thousands)	$48,527	$45,035	$40,524	$46,086	$29,172
Ratio of expenses to average net assets	0.54%	0.54%	0.54%	0.48%	0.44%
Before expense reimbursement	0.70%	0.69%	0.67%	0.69%	0.74%
Ratio of net investment income to average net assets	4.62%	4.75%	4.97%	4.50%	4.64%
After expense reimbursement	4.77%	4.90%	5.09%	4.71%	4.84%
Portfolio turnover	11.85%	22.31%	8.80%	14.76%	12.62%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
46.04% of Net Assets
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical	5.125	10/1/2002	Aaa/AAA*	$50,000	$50,459
Hamilton County TN Industrial Development Lease Revenue	5.500	9/1/2002	Aaa/AAA*	100,000	100,717
Hardeman County TN Corrctional Facility Revenue	7.000	8/1/2005	A/A	240,000	266,633
Hawkins County TN General Obligation	4.500	5/1/2008	Aaa/AAA*	315,000	330,479
Johnson City TN General Obligation	5.250	6/1/2008	Aaa/AAA*	125,000	136,400
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	Baa/AAA*	300,000	321,783
Knox County Utility District Water & Sewer Revenue	5.250	12/1/2006	Aaa/AAA*	220,000	224,400
Marshall County TN General Obligation	4.450	12/1/2010	Aaa/AAA*	270,000	280,176
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/1/2008	Aaa/AAA*	250,000	253,795
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	Aaa/AAA*	150,000	162,423
Metropolitan Government of Nashville & Davidson County Housing	5.500	1/1/2007	Aaa/AAA*	400,000	425,200
Metropolitan Nashville & Davidson Counties TN Stadium Project	5.000	7/1/2003	Aaa/AAA*	110,000	113,703
Montgomery County TN General Obligation	5.250	5/1/2007	Aaa	400,000	434,990
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	Aaa/AAA*	250,000	254,613
Municipal Energy Acquisition Gas Corporation Revenue	4.125	3/1/2009	Aaa/AAA*	200,000	202,026
Oak Ridge TN General Obligation Unlimited	4.500	4/1/2007	Aaa/AAA*	220,000	231,726
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	Aaa/AAA*	250,000	271,913
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	Aaa/AAA*	500,000	537,315
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	Aaa/AAA*	150,000	160,779
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	9/1/2007	Aaa/AAA*	300,000	321,852
TN State General Obligation Series A	5.250	2/1/2008	Aaa/AAA*	140,000	152,117

					5,233,499
GENERAL OBLIGATION BONDS
21.75% of Net Assets
Memphins TN General Obligation Capital Outlay Notes	5.375	6/1/2003	Aa2/AA*	350,000	361,519
Metropolitan Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	317,934
Rutherford County TN General Obligation	5.000	4/1/2009	Aa2/AA*	250,000	268,180
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA*	200,000	205,790
Rutherford County TN School & Public Impt General Obligation	4.000	5/1/2007	Aa2/AA*	500,000	517,565
Shelby County Tn Public Improvement General Obligation	5.625	6/1/2004	Aa3/AA+*	250,000	266,045
Shelby County TN Public Improvement General Obligation S:A	5.500	4/1/2009	Aa3/AA+*	100,000	110,355
Tennessee State General Obligation Series B	5.000	5/1/2009	Aa2/AA*	300,000	322,803
TN State General Obligation	5.000	3/1/2003	Aa2/AA*	100,000	102,251

					2,472,442
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.48% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/1/2006	Aa2/AA*	700,000	755,713
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/1/2011	A1/AA-*	100,000	104,382
Metropolitan Government Nashville & Davidson Counties TN	4.300	8/1/2004	AA*	100,000	103,230

					963,325
ESCROWED TO MATURITY BONDS
5.53% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/1/2004	AAA*	80,000	85,384
Shelby County TN Methodist Health Systems Methodist Hospital	5.500	8/1/2005	Aaa/AAA*	500,000	542,640

					628,024
LEASE REVENUE BONDS
4.60% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	9/1/2009	Baa2BBB	250,000	258,195
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/1/2006	Aa3/AA-	255,000	265,192

					523,387
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.05% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	1/1/2009	NR	240,000	156,000
TN Housing Development Agency Mortgage Finance	5.300	1/1/2003	A1/AA*	100,000	101,405
TN Housing Development Mortgage Ageny Series A	5.500	1/1/2005	A1/AA*	195,000	202,714

					460,119

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
UNIVERSITY CONSOLIDATEDEDUCATION AND BUILDING REVENUE BONDS
3.36% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbilt	5.750	1/1/2008	Aa3/AA	*	$250,000	$279,818
Tennessee State School Board Authority Higher Education Facilities	4.800	5/1/2014	Aa2/AA	*	100,000	102,138

						381,956
PREREFUNDED BONDS
2.84% of Net Assets
Memphis TN General Obligation	5.600	8/1/2012	Aaa/AAA	*	100,000	101,391
Unicoi County TN General Obligation Unlimited	5.400	4/1/2010	Aaa/AAA	*	200,000	220,960

						322,351
MUNICIPAL UTILITY REVENUE BONDS
1.60% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	3/1/2010	Aa3/AA	*	170,000	181,472

						181,472

Total Investments (cost $10,996,622)(a)—98.25% of Net Assets						$11,166,575

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$241,330
Unrealized depreciation	(71,377)

Net unrealized appreciation	$169,953

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $10,996,622)		$11,166,575
Cash		37,264
Receivable for investments sold		100,000
Interest receivable		94,575

Total assets		11,398,414
LIABILITIES:
Payable for:
Distributions	$27,612
Management fee	138
Transfer agent	1,220
Other fees	3,687

Total liabilities		32,657

NET ASSETS:
Capital		11,257,300
Net accumulated realized loss on investment transactions		(61,496)
Net unrealized appreciation in value of investments		169,953

Net assets at value		$11,365,757

NET ASSET VALUE, offering price and redemption price per share ($11,365,757-:-1,082,169 shares outstanding)		$10.50

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$327,990

Expenses:
Management fee	38,624
Transfer agent	11,587
Professional fees	2,385
Trustee fees	664
Other expenses	5,155

Total expenses	58,415
Expenses reimbursed by Investment Advisor	(27,126)

Net investment income	296,701

Realized and unrealized gain on investments:
Net realized gain	2,876
Net increase in unrealized appreciation	105,607

Net realized and unrealized gain on investments	108,483

Net increase in net assets resulting from operations	$405,184

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$296,701	$268,949
Net realized gain/(loss) on investments	2,876	(7,806)
Net increase in unrealized appreciation	105,607	113,407

Net increase in net assets resulting from operations	405,184	374,550
Distributions to shareholders from net investment income	(296,701)	(268,949)
Net fund share transactions	4,041,023	695,170

Total increase	4,149,506	800,771
Net assets:
Beginning of year	7,216,251	6,415,480

End of year	$11,365,757	$7,216,251

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$10.35	$10.18	$10.33	$10.44	$10.32

Income from investment operations:
Net investment income	0.40	0.42	0.41	0.39	0.41
Net gains/(losses) on securities, both realized and unrealized	0.15	0.17	(0.15)	(0.11)	0.12

Total from investment operations	0.55	0.59	0.26	0.28	0.53
Less distributions:
Distributions from net investment income	(0.40)	(0.42)	(0.41)	(0.39)	(0.41)

Net asset value, end of year	$10.50	$10.35	$10.18	$10.33	$10.44

Total return	5.43%	5.85%	2.53%	2.67%	5.26%
Net assets, end of year (in thousands)	$11,366	$7,216	$6,415	$5,819	$4,745
Ratio of expenses to average net assets	0.41%	0.59%	0.60%	0.56%	0.51%
Before expense reimbursement	0.76%	0.76%	0.78%	0.73%	0.81%
Ratio of net investment income to average net assets	3.49%	3.86%	3.78%	3.52%	3.67%
After expense reinbursement	3.84%	4.03%	3.96%	3.69%	3.97%
Portfolio turnover	22.10%	48.90%	28.67%	81.81%	67.59%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies—100%
June 30, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
FEDERAL HOME LOAN BANK
65.18% of Net Assets
Medium Term Note	7.000	8/15/2014	Aaa/AAA*	$500,000	$558,520
Medium Term Note	7.560	9/1/2004	Aaa/AAA*	150,000	163,690
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,219,167
Medium Term Note	5.350	2/12/2007	Aaa/AAA*	1,600,000	1,630,349
Medium Term Note	6.184	9/20/2011	Aaa/AAA*	1,100,000	1,109,235
Medium Term Note	5.700	10/24/2011	Aaa/AAA*	600,000	604,195
Medium Term Note	6.400	2/13/2012	Aaa/AAA*	1,000,000	1,022,885
Medium Term Note	6.050	3/12/2012	Aaa/AAA*	1,400,000	1,433,050

					8,741,091
FEDERAL NATIONAL MORTGAGE ASSOCIATION
13.53% of Net Assets
Medium Term Note	5.100	2/26/2007	Aaa/AAA*	500,000	507,959
Medium Term Note	5.640	12/10/2008	Aaa/AAA*	300,000	301,104
Medium Term Note	5.850	10/18/2011	Aaa/AAA*	1,000,000	1,005,538

					1,814,601
FEDERAL HOME LOAN MORTGAGE
10.63% of Net Assets
Medium Term Note	4.875	3/15/2007	Aaa/AAA*	1,400,000	1,426,047

					1,426,047
STUDENT LOAN MARKETING ASSOCIATION
8.50% of Net Assets
Medium Term Note	7.300	8/1/2012	Aaa/AAA*	1,000,000	1,139,448

					1,139,448
CASH EQUIVALENTS
1.10% of Net Assets
US Bank U.S. Treasury Money Market Fund				147,853	147,853

					147,853

Total Investments (cost $12,704,307)(a)—98.9% of Net Assets					$13,269,040

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$564,733
Unrealized depreciation	—

Net unrealized appreciation	$564,733

The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

ASSETS:
Investments in securities, at value (Cost: $12,704,307)		$13,269,040
Interest receivable		206,024

Total assets		13,475,064
LIABILITIES:
Payable for:
Distributions	$58,919
Management fee	2,171
Transfer agent	1,628
Other fees	701

Total liabilities		63,419

NET ASSETS:
Capital		13,869,560
Net accumulated realized loss on investment transactions		(1,022,648)
Net unrealized appreciation in value of investments		564,733

Net assets at value		$13,411,645

NET ASSET VALUE, offering price and redemption price per share ($13,411,645-:-1,332,258 shares outstanding)		$10.07

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
Interest income	$761,492

Expenses:
Management fee	24,269
Transfer agent	18,201
Professional fees	1,920
Trustee fees	1,065
Printing fees	4,600
Postage fees	4,500
Other expenses	3,535

Total expenses	58,090

Net investment income	703,402

Realized and unrealized gain/(loss) on investments:
Net realized loss	(13,948)
Net increase in unrealized appreciation	297,636

Net realized and unrealized gain on investments	283,688

Net increase in net assets resulting from operations	$987,090

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

	2002	2001
Increase in net assets:
Operations:
Net investment income	$703,402	$709,237
Net realized loss on investments	(13,948)	(8,314)
Net increase in unrealized appreciation	297,636	444,852

Net increase in net assets resulting from operations	987,090	1,145,775
Distributions to shareholders from net investment income	(703,402)	(709,237)
Net fund share transactions	2,071,240	452,887

Total increase	2,354,928	889,425
Net assets:
Beginning of year	11,056,717	10,167,292

End of year	$13,411,645	$11,056,717

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2002	2001	2000	1999	1998
Net asset value, beginning of year	$9.83	$9.43	$9.73	$10.14	$9.89

Income from investment operations:
Net investment income	0.58	0.64	0.65	0.64	0.66
Net gains/(losses) on securities, both realized and unrealized	0.24	0.40	(0.30)	(0.41)	0.25

Total from investment operations	0.82	1.04	0.35	0.23	0.91
Less distributions:
Distributions from net investment income	(0.58)	(0.64)	(0.65)	(0.64)	(0.66)

Net asset value, end of year	$10.07	$9.83	$9.43	$9.73	$10.14

Total return	8.54%	11.29%	3.76%	2.21%	9.47%
Net assets, end of year (in thousands)	$13,412	$11,057	$10,167	$10,778	$9,596
Ratio of expenses to average net assets	0.48%	0.42%	0.41%	0.49%	0.53%
Ratio of net investment income to average net assets	5.81%	6.56%	6.83%	6.32%	6.57%
Portfolio turnover	75.15%	24.94%	33.35%	24.04%	23.49%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

1.    Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

the Alabama Tax-Free Income Series, a non-diversified portfolio,

the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Mississippi Tax-Free Income Series, a non-diversified portfolio,

the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.  Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.

B.  Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

1.    Significant Accounting Policies, continued:

C.  Security Income

Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

D.  Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2002. Therefore, no federal income tax provision is required.

E.  Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:
the Kentucky Tax-Free Short-to-Medium Series, and
the North Carolina Tax-Free Short-to-Medium Series, and
the Tennessee Tax-Free Short-to-Medium Series, and
the Intermediate Government Bond Series, and

Quarterly for:
the Alabama Tax-Free Income Series, and
the Kentucky Tax-Free Income Series, and
the Mississippi Tax-Free Income Series, and
the North Carolina Tax-Free Income Series, and
the Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

F.  Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

G.  Income Recognition

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a material impact on the funds.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

2.    Investment Advisory Fee and Other Transactions with Affiliates:

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year.

Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds’ portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

Range of Net Assets
$100,000,001-
	$0-$100,000,000	$150,000,000	$150,000,001+
Alabama Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Kentucky Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Mississippi Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
North Carolina Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Tennessee Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%

However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the period ended June 30, 2002 investment advisory fees for:

the Alabama Tax-Free Income Series totaled $10,284; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $10,825 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $6,575; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $7,796 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $147,440; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $40,898 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $33,422; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $20,901 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $234,426; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $72,480 in accordance with the investment advisory agreement, and the Tennessee Tax-Free Short-to-Medium Series totaled $38,624; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $27,126 in accordance with the investment advisory agreement.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

2.    Investment Advisory Fee and Other Transactions with Affiliates, continued:

In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds’ Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.    Purchases and Sales of Securities

During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,553,586	$372,616
Kentucky Tax-Free Income Series	120,179,438	49,559,004
Kentucky Tax-Free Short-to-Medium Series	30,437,472	5,671,895
Mississippi Tax-Free Income Series	1,034,973	45,200
North Carolina Tax-Free Income Series	8,603,184	1,906,615
North Carolina Tax-Free Short-to-Medium Series	5,250,691	893,200
Tennessee Tax-Free Income Series	9,942,515	5,481,015
Tennessee Tax-Free Short-to-Medium Series	5,722,878	1,701,416
Intermediate Government Bond Series	11,134,848	9,056,381

4.    Capital Shares

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX—FREE INCOME SERIES

	Year Ended June 30, 2002		Year Ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	187,892	$2,091,440	137,419	$1,489,033
Shares issued for reinvestment from net investment income	6,663	73,594	2,020	21,717
Shares redeemed	(98,284)	(1,094,498)	(42,990)	(465,465)
Net increase	96,271	$1,070,536	96,449	$1,045,285

KENTUCKY TAX—FREE INCOME SERIES

	Year Ended June 30, 2002		Year Ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	12,104,599	$90,309,070	8,390,504	$61,897,104
Shares issued for reinvestment from net investment income	1,821,017	13,529,947	1,736,121	12,748,290
Shares redeemed	(5,337,063)	(39,770,506)	(4,871,764)	(35,872,473)
Net increase	8,588,553	$64,068,511	5,254,861	$38,772,921

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

4.    Capital Shares, continued:

KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	9,073,064	$47,881,527	3,759,209	$19,479,511
Shares issued for reinvestment from net investment income	355,615	1,873,388	284,925	1,470,484
Shares redeemed	(4,961,145)	(26,159,467)	(3,458,472)	(17,870,496)
Net increase/(decrease)	4,467,534	$23,595,448	585,662	$3,079,499

MISSISSIPPI TAX-FREE
INCOME SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	127,812	$1,394,087	89,978	$963,788
Shares issued for reinvestment from net investment income	4,080	44,391	1,461	15,656
Shares redeemed	(40,975)	(448,245)	(39,124)	(417,246)
Net increase	90,917	$990,233	52,315	$562,198
NORTH CAROLINA TAX-FREE
INCOME SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	980,550	$10,457,089	536,809	$5,711,390
Shares issued for reinvestment from net investment income	86,993	922,949	71,982	759,194
Shares redeemed	(456,591)	(4,860,271)	(288,669)	(3,057,201)
Net increase	610,952	$6,519,767	320,122	$3,413,383

NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2002		Year Ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	670,664	$6,949,432	261,482	$2,643,903
Shares issued for reinvestment from net investment income	20,068	207,575	15,698	158,404
Shares redeemed	(282,523)	(2,923,600)	(228,651)	(2,313,219)
Net increase	408,209	$4,233,407	48,529	$489,088

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

4.    Capital Shares, continued:

TENNESSEE TAX—FREE INCOME SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	814,016	$8,803,282	727,200	$7,772,225
Shares issued for reinvestment from net investment income	101,555	1,090,890	98,186	1,039,289
Shares redeemed	(630,054)	(6,788,684)	(552,558)	(5,867,912)
Net increase/(decrease)	285,517	$3,105,488	272,828	$2,943,602

TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	755,112	$7,893,417	479,704	$4,966,908
Shares issued for reinvestment from net investment income	18,487	192,640	17,759	181,108
Shares redeemed	(388,393)	(4,045,034)	(430,468)	(4,452,846)
Net increase	385,206	$4,041,023	66,815	$695,170

INTERMEDIATE GOVERNMENT BOND
SERIES

	Year Ended June 30, 2002		Year ended June 30, 2001
	Shares	Amount	Shares	Amount
Shares sold	333,482	$3,328,905	148,115	$1,437,753
Shares issued for reinvestment from net investment income	44,811	447,216	45,162	438,627
Shares redeemed	(171,088)	(1,704,881)	(146,179)	(1,423,493)
Net increase/(decrease)	207,205	$2,071,240	47,098	$452,887

5.    Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a municipal bond fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

6.	Federal Income Taxes

At June 30, 2002 the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any.

The capital loss carry forwards expire as follows:

	2003	2004	2005	2006	2007	2008	2009	2010
Alabama Tax-Free Income Series	—	—	—	—	—	—	—	$63
Kentucky Tax-Free Income Series	—	—	—	—	—	$649,863	$2,355,968	—
Kentucky Tax-Free Short-to-Medium Series	$344,195	$10,144	$188,198	$73,155	—	135,232	312,672	34,064
North Carolina Tax-Free Income Series	—	—	—	—	—	112,544	—	17,738
North Carolina Tax-Free Short-to-Medium Series	—	—	763	804	—	6,858	22,226	—
Tennessee Tax-Free Income Series	—	—	—	—	—	276,976	523,414	69,806
Tennessee Tax-Free Short-to-Medium Series	—	—	—	1,722	—	21,890	37,349	—
Intermediate Government Bond Series	659,407	87,381	—	—	—	209,853	46,873	—

During the current fiscal year the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series utilized $168,398; $1,688; $3,411 and $5,186 of capital loss carryforwards respectively.

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds incurred and will elect to defer net capital losses during the fiscal 2002 as follows:

Post October Losses
Alabama Tax-Free Income Series	$ (2,694)
Kentucky Tax-Free Income Series	(167,676)
Kentucky Tax-Free Short-to-Medium Series	(9,394)
Mississippi Tax-Free Income Series	(62)
North Carolina Tax-Free Income Series	(13,795)
North Carolina Tax-Free Short-to-Medium Series	0
Tennessee Tax-Free Income Series	(20,398)
Tennessee Tax-Free Short-to-Medium Series	(535)
Intermediate Government Bond Series	(19,134)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

6.    Federal Income Taxes, continued:

The tax character of distributions paid for the years ended June 30, 2001 and 2002 were as follows:

	6/30/2001		6/30/2002
	Tax Exempt Income	Ordinary Income	Tax Exempt Income	Ordinary Income
Alabama Tax-Free Income Series	$24,763	—	$87,850	—
Kentucky Tax-Free Income Series	22,153,575	—	23,705,376	—
Kentucky Tax-Free Short-to-Medium Series	2,278,365	—	2,713,182	—
Mississippi Tax-Free Income Series	18,466	—	51,945	—
North Carolina Tax-Free Income Series	1,073,536	—	1,283,603	—
North Carolina Tax-Free Short-to-Medium Series	177,571	—	236,031	—
Tennessee Tax-Free Income Series	2,057,921	—	2,182,682	—
Tennessee Tax-Free Short-to-Medium Series	270,262	—	289,969	—
Intermediate Government Bond Series	—	$709,237	—	$701,639

Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

7.    Line of Credit Agreement

Under the terms of an agreement with the funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the not and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

No borrowings were outstanding during the fiscal year 2002.

8.    Trustee Information (unaudited):

The Trustees of the Trust consist of seven individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trust’s trustees are “interested persons” of the Trust’s Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

8.    Trustee Information (unaudited), continued:

The following table sets forth information as to the trustees:

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director
Interested Persons:
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 72	President and Trustee	Annual Term 23 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

WILLIAM T. GRIGGS, II 125 South Mill Street Lexington, KY 40507 Age: 51	Vice President Assistant Secretary and Trustee	Annual Term 4 years of Service as Director; 10 years of Service as Vice President, Assistant Secretary	President of Dupree & Company, Inc. and Dupree Investment Advisers, Inc.	9
Non Interested Persons
WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 62	Chairman, Trustee	Annual Term 2 years of Service Chairman; 14 years of Service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 65	Trustee	Annual Term 6 years of Service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9

J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 70	Trustee	Annual Term 2 years of Service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

8.    Trustee Information (unaudited), continued:

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director
WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 70	Trustee	23 Years of Service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9

As of December 31, 2001 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust’s investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about fund directors and is available upon request without charge. Please call (800)866-0614 to request the SAI.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
Dupree Mutual Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising Dupree Mutual Funds as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio
August 8, 2002

INVESTMENT ADVISER TRANSFER AGENT
and DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
U S Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-1118

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, Ohio 45202

LEGAL COUNSEL
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 45022

HOW TO REACH US
Dupree Mutual Funds
P.O. Box 1149
Lexington, Kentucky 40588-1149

BY PHONE:
800 866 0614

E-MAIL
INQUIRY@DUPREE-FUNDS.COM
WWW.Dupree-Funds.Com

IN NORTH CAROLINA
Carolina Financial Investments, LLC
P.O. Box 1466
Brevard, NC 28712
Phone: 800 284 2562
Local: 828 862 8100
E-Mail cfinvest@citcom.net

BOARD OF TRUSTEES
Thomas P. Dupree, Sr.
Chairman
Dupree & Company, Inc.

William A. Combs, Jr.
Chairman, Dupree Mutual Funds
Secretary, Treasurer, Director, Freedom Dodge, Lexington,
Kentucky Dana Motor Company, Cincinnati, Ohio;
Secretary, Treasurer, Director, Ellerslie Reality, Inc., Lexington, KY;
Partner, Forkland Development Company, Lexington, KY;
Partner, Lexland, Lexington, KY;
Director, First Security Bank, Lexington, KY

William T. Griggs II
President
Dupree & Company, Inc.

Lucy A. Breathitt
Alexander Farms, farming:
KY Horse Park Foundation Board;
KY Horse Park Museum Board

J. William Howerton
Judge (retired November 1996) KY Court of Appeals;
Lifetime Trustee Paducah Junior College,
Self-Employed Mediator, Arbitrator and Special Judge

William S. Patterson
President and CEO
Cumberland Surety Insurance Co., Inc.
Lexington, Kentucky